Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	$ 16,639	$ (1,413)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(1)
Disposal of subsidiaries, associates and intangible assets	911	437
Purchase of property, equipment and software	(695)	(757)
Disposal of property, equipment and software	3	264
Purchase of financial assets measured at fair value through other comprehensive income	(2,821)	(1,950)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,291	2,324
Net (purchase) / redemption of debt securities measured at amortized cost	(4,254)	116
Net cash flow from / (used in) investing activities	(4,565)	434
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(10,440)	(3,877)
Distributions paid on UBS shares	(4,200)	(4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	48,856	63,845
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(36,309)	(45,244)
Net cash flows from other financing activities	(341)	(278)
Net activity related to group internal capital transactions and dividends	0	0
Net cash flow from / (used in) financing activities	(2,433)	9,908
Total cash flow
Cash and cash equivalents at the beginning of the period	207,755	173,430
Net cash flow from / (used in) operating, investing and financing activities	9,642	8,929
Effects of exchange rate differences on cash and cash equivalents	(9,648)	(5,389)
Cash and cash equivalents at the end of the period	207,748	176,971
Net cash flow from / (used in) operating activities includes:
Restricted cash and cash equivalents	4,434	3,432
UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	13,625	(3,264)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		0
Disposal of subsidiaries, associates and intangible assets	31	16
Purchase of property, equipment and software	(276)	(313)
Disposal of property, equipment and software	3	264
Purchase of financial assets measured at fair value through other comprehensive income	(2,275)	(11)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	1,498	11
Net (purchase) / redemption of debt securities measured at amortized cost	(3,719)	273
Net cash flow from / (used in) investing activities	(4,738)	239
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(10,421)	(3,863)
Distributions paid on UBS shares	(4,200)	(4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	48,258	63,422
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(35,671)	(44,428)
Net cash flows from other financing activities	(130)	(143)
Net activity related to group internal capital transactions and dividends	4,092	2,224
Net cash flow from / (used in) financing activities	1,929	12,673
Total cash flow
Cash and cash equivalents at the beginning of the period	57,895	39,400
Net cash flow from / (used in) operating, investing and financing activities	10,816	9,648
Effects of exchange rate differences on cash and cash equivalents	(3,671)	(945)
Cash and cash equivalents at the end of the period	65,040	48,103
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	6,134	1,407
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(1)
Disposal of subsidiaries, associates and intangible assets	0	0
Purchase of property, equipment and software	(145)	(134)
Disposal of property, equipment and software	0	0
Purchase of financial assets measured at fair value through other comprehensive income	0	0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	0	0
Net (purchase) / redemption of debt securities measured at amortized cost	(309)	293
Net cash flow from / (used in) investing activities	(454)	158
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(3)	(14)
Distributions paid on UBS shares	0	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	550	289
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(385)	(570)
Net cash flows from other financing activities	0	0
Net activity related to group internal capital transactions and dividends	(2,088)	(537)
Net cash flow from / (used in) financing activities	(1,926)	(833)
Total cash flow
Cash and cash equivalents at the beginning of the period	92,799	93,342
Net cash flow from / (used in) operating, investing and financing activities	3,755	732
Effects of exchange rate differences on cash and cash equivalents	(4,342)	(3,926)
Cash and cash equivalents at the end of the period	92,212	90,148
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statement [Table]
Net cash flow from / (used in) operating activities	(3,121)	445
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		0
Disposal of subsidiaries, associates and intangible assets	880	421
Purchase of property, equipment and software	(275)	(310)
Disposal of property, equipment and software	0	1
Purchase of financial assets measured at fair value through other comprehensive income	(547)	(1,939)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	794	2,313
Net (purchase) / redemption of debt securities measured at amortized cost	(226)	(449)
Net cash flow from / (used in) investing activities	627	36
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(16)	0
Distributions paid on UBS shares	0	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	48	134
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(253)	(246)
Net cash flows from other financing activities	(211)	(134)
Net activity related to group internal capital transactions and dividends	(2,004)	(1,687)
Net cash flow from / (used in) financing activities	(2,436)	(1,932)
Total cash flow
Cash and cash equivalents at the beginning of the period	57,061	40,689
Net cash flow from / (used in) operating, investing and financing activities	(4,930)	(1,451)
Effects of exchange rate differences on cash and cash equivalents	(1,635)	(518)
Cash and cash equivalents at the end of the period	$ 50,496	$ 38,721